Shareholder Report, Average Annual Return (Details) 192347_Grayscale Bitcoin Miners ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Grayscale Bitcoin Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grayscale Bitcoin Miners ETF NAV
Average Annual Return, Percent	19.18%
Indxx Bitcoin Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Bitcoin Miners Index
Average Annual Return, Percent	19.19%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	14.72%